Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.34%
Australia — 2.66%
ALS Ltd.	28,880	$439,474
Pinnacle Investment Management Group(a)	148,215	1,667,823
		2,107,297
Belgium — 1.19%
Melexis NV	11,916	938,820

Canada — 3.84%
5N Plus, Inc.(a)	32,700	760,015
Aritzia Inc(a)	8,300	827,057
TerraVest Industries Inc	17,800	1,450,519
		3,037,591
China — 2.17%
Silergy Corp(a)	134,000	1,713,215

France — 1.50%
Virbac S.A.CA	3,059	1,190,925

Germany — 0.89%
Pfisterer Holding S.E.	8,004	703,547

India — 0.86%
Motherson Sumi Wiring India Ltd.	1,596,429	679,557

Italy — 2.90%
Interpump Group SpA	29,144	1,167,912
Moncler SpA	7,877	446,142
Technoprobe SpA(a)	21,220	678,041
		2,292,095
Japan — 10.22%
Asahi Intecc Company Ltd.	30,400	686,217
Japan Elevator Service Holdings Company Ltd.	256,800	2,731,383
Kandenko Company Ltd.	23,000	775,659
Kinden Corp	17,400	775,043
Maruwa Co Ltd/Aichi(a)	1,300	453,607
Monotaro Company, Ltd.	54,700	688,333
Next Generation Technology Group, Inc.(a)	7,500	780,283
Sinfonia Technology Company Ltd.	6,300	527,596
Tokyo Seimitsu Company Limited	6,200	668,405
		8,086,526
Luxembourg — 1.51%
Eurofins Scientific S.E. (a)	15,231	1,197,537
Mexico — 1.51%
BBB Foods Inc(a)	5,836	241,202
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	276,565	955,715
		1,196,917
Netherlands — 1.50%
BE Semiconductor Industries N.V. (a)	1,975	451,660
IMCD N.V.	6,725	735,258
		1,186,918
	Shares	Fair Value
COMMON STOCKS — 98.34% (continued)
Norway — 0.73%
Kongsberg Gruppen ASA(a)	18,423	$575,737

South Korea — 6.49%
D’Alba Global Company Ltd. (a)	4,637	710,147
Hanwha Aerospace Company Ltd. (a)	784	498,200
HD Hyundai Marine Solution Co	12,064	1,538,253
HPSP Company Ltd. (a)	6,524	156,426
LEENO Industrial Inc. (a)	11,371	505,098
Park Systems Corp(a)	3,559	628,908
Sanil Electric Company Ltd. (a)	11,055	1,097,035
		5,134,067
Sweden — 10.05%
AddLife A.B.	43,696	741,621
AddTech A.B. (a)	41,468	1,509,527
Asker Healthcare Group AB	151,422	1,288,170
INVISIO A.B.	19,682	429,550
Lagercrantz Group A.B. (a)	67,597	1,590,284
Lifco AB, Class B(a)	28,487	969,373
Roko AB(a)	2,742	523,553
Vimian Group AB(a)	252,384	901,239
		7,953,317
Switzerland — 1.92%
Belimo Holding AG(a)	746	775,190
VAT Group A.G. 144A(a),(b),(c)	1,001	745,453
		1,520,643
Taiwan — 5.05%
Acter Company LTD	31,000	887,688
Airtac International Group	15,000	615,268
Asia Vital Components Co., Ltd. (a)	13,000	933,659
ASPEED Technology, Inc.	2,200	989,227
AURAS Technology Co. Ltd.	9,000	251,308
Jentech Precision Industrial Co., Ltd.	3,000	319,939
		3,997,089
United Kingdom — 11.18%
Diploma plc	23,274	2,296,033
Halma plc	13,110	623,697
Hill & Smith Holdings plc	19,817	761,165
Marex Group Ltd. (a)	17,624	1,144,150
Rosebank Industries plc(a)	794,877	3,599,443
Zegona Communications plc(a)	21,157	416,867
		8,841,355
United States — 32.17%
Arxis, Inc.(a)	15,551	844,419
AtriCure, Inc.(a)	19,859	749,876
Badger Meter, Inc. (a)	4,137	555,806
Core & Main, Inc., Class A(a)	17,311	761,165
CSW Industrials, Inc.	2,999	956,471
Dexcom, Inc.(a)	15,351	1,281,041
Ensign Group, Inc. (The)	5,223	930,530
Federal Signal Corporation	11,849	1,480,533
IDEXX Laboratories, Inc.(a)	693	387,435
Installed Building Products, Inc.	3,470	773,602
ITT, Inc.	5,951	1,166,277
Kadant, Inc.	8,271	2,543,332
Karman Holdings, Inc.(a)	19,032	916,391
LeMaitre Vascular, Inc.	18,181	1,842,099
Littelfuse, Inc.	3,893	1,721,212

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.34% (continued)
United States — 32.17% (continued)
Loar Holdings, Inc.(a)	19,174	$1,312,460
Marvell Technology, Inc.	2,795	524,230
Modine Manufacturing Company(a)	2,953	593,730
Monolithic Power Systems, Inc.	1,271	1,812,484
nVent Electric PLC	4,114	632,857
Ollie’s Bargain Outlet Holdings, Inc.(a)	15,200	1,116,744
Pjt Partners, Inc., Class A	7,092	1,193,655
RBC Bearings, Inc.(a)	684	377,096
SPX Technologies, Inc.(a)	2,572	564,863
UFP Technologies, Inc.(a)	1,625	414,017
		25,452,325
Total Common Stocks (Cost $64,003,263)		77,805,478

Total Investments — 98.34%
(Cost $64,003,263)		77,805,478

Other Assets in Excess of Liabilities — 1.66%		1,310,361

NET ASSETS — 100.00%		$79,115,839

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $745,453, representing 0.94% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $745,453, representing 0.94% of net assets.